UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-23643)

Exact name of registrant as specified in charter:	Putnam ETF Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2025

Date of reporting period:	May 1, 2024 – April 30, 2025

Item 1. Report to Stockholders:

(a) The Report to Shareholders is filed herewith

(b) Not applicable

Putnam ESG Core Bond ETF
PCRB | NYSE Arca, Inc.
Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about Putnam ESG Core Bond ETF for the period May 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Putnam ESG Core Bond ETF	$35	0.34%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Putnam ESG Core Bond ETF returned 8.19%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 8.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The Corporate credit risk strategy’s overweight allocation to investment-grade corporate credit drove positive relative performance during the period. Investment-grade corporate spreads were generally tighter over the last twelve months, although spreads experienced more volatility towards the end of the period.

↑
Mortgage credit risk strategies contributed. Mezzanine cash bonds benefited as the outlook for commercial real estate (CRE) has improved, fundamentals have stabilized and supply and demand technicals remained positive.

↑	Prepayment strategies contributed to relative returns. The portfolio continued to tactically manage the mortgage basis throughout the period.

There were no significant detractors from performance during the period.
Putnam ESG Core Bond ETF	PAGE 1	39496-ATSR-0625

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Putnam ESG Core Bond ETF 1/19/2023 — 4/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	Since Inception (1/19/2023)
Putnam ESG Core Bond ETF (NAV)	8.19	3.07
Bloomberg U.S. Aggregate Index	8.02	2.87
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$725,837,806
Total Number of Portfolio Holdings*	477
Total Management Fee Paid (based on a unitary fee)	$2,233,606
Portfolio Turnover Rate	237%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.
Putnam ESG Core Bond ETF	PAGE 2	39496-ATSR-0625

HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with  PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new sub-advisory agreement.
Effective November 1, 2024 (the “Effective Date”),  PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 26, 2024, the portfolio managers for the Fund are Michael Salm, Andrew Benson, Albert Chan, Patrick Klein and Tina Chou.
This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam ESG Core Bond ETF	PAGE 3	39496-ATSR-0625

Item 2. Code of Ethics:

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer

Item 3. Audit Committee Financial Expert:

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee (and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4. Principal Accountant Fees and Services:

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending April 30, 2025 and April 30, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $23,279 in April 30, 2025 and $21,123 in April 30, 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $ — in April 30, 2025 and $ — in April 30, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $3,821 in April 30, 2025 and $2,293 in April 30, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item were $ — in April 30, 2025 and $ — in April 30, 2024.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2–01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2–01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the Reporting Periods were $489,646 in April 30, 2025 and $664,363 in April 30, 2024.

(h) Yes. The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
ESG Core Bond ETF

Financial Statements and Other Important Information

Annual | April 30, 2025

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam ETF Trust and Shareholders of
Putnam ESG Core Bond ETF:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's portfolio, of Putnam ESG Core Bond ETF (one of the funds constituting Putnam ETF Trust, referred to hereafter as the “Fund”) as of April 30, 2025, the related statement of operations for the year ended April 30, 2025, the statement of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the two years in the period ended April 30, 2025 and for the period January 19, 2023 (commencement of operations) to April 30, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2025 and the financial highlights for each of the two years in the period ended April 30, 2025 and for the period January 19, 2023 (commencement of operations) to April 30, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
June 16, 2025

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

ESG Core Bond ETF	1

The fund’s portfolio 4/30/25
U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (29.0%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (7.6%)
Government National Mortgage Association Pass-Through Certificates
6.50%, 11/20/53	$1,391,447	$1,451,239
6.00%, TBA, 5/1/55	1,000,000	1,011,680
6.00%, with due dates from 2/20/53 to 7/20/54	4,940,499	5,078,180
5.50%, with due dates from 9/20/52 to 6/20/54	3,969,184	3,995,832
5.00%, TBA, 5/1/55	2,000,000	1,962,321
5.00%, 10/20/52	1,371,797	1,353,877
4.50%, TBA, 5/1/55	9,000,000	8,616,787
4.50%, 9/20/52	2,756,735	2,656,549
4.00%, TBA, 5/1/55	1,000,000	930,957
4.00%, 2/20/48	1,706,268	1,605,961
3.50%, with due dates from 1/20/52 to 3/20/52	3,605,421	3,282,091
3.00%, with due dates from 3/20/43 to 1/20/54	8,927,812	7,933,946
2.50%, with due dates from 4/20/51 to 2/20/53	12,584,048	10,763,599
2.00%, with due dates from 2/20/51 to 7/20/51	5,623,871	4,593,010
		55,236,029
U.S. Government Agency Mortgage Obligations (21.4%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	29,436	30,423
6.00%, 5/1/53	210,132	214,759
5.50%, with due dates from 9/1/52 to 5/1/53	1,995,595	2,011,832
5.00%, 3/1/53	843,665	833,382
4.50%, 8/1/52	458,689	439,661
4.00%, 4/1/52	308,573	288,766
3.50%, 7/1/52	1,120,486	1,012,995
3.00%, with due dates from 10/1/51 to 3/1/52	1,242,775	1,091,718
3.00%, 5/1/35	784,614	749,490
2.50%, with due dates from 1/1/52 to 5/1/52	2,416,293	2,031,985
2.00%, with due dates from 3/1/51 to 1/1/52	1,237,252	986,907
2.00%, 4/1/42	2,271,166	1,944,060
2.00%, with due dates from 8/1/35 to 3/1/36	2,584,131	2,366,892
1.50%, 10/1/51	2,766,546	2,086,047
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 4/1/53 to 7/1/54	1,676,477	1,733,065
6.00%, with due dates from 4/1/53 to 5/1/54	4,765,242	4,886,171
5.50%, 4/1/50	269,077	273,238
5.00%, with due dates from 10/1/52 to 2/1/53	1,913,166	1,885,082
4.50%, with due dates from 7/1/52 to 11/1/52	2,741,467	2,627,939
4.00%, with due dates from 6/1/52 to 5/1/53	3,528,964	3,333,219
3.50%, 10/1/56	942,567	850,164
3.50%, with due dates from 7/1/50 to 7/1/52	7,949,900	7,199,370
3.00%, with due dates from 4/1/51 to 4/1/52	7,311,629	6,369,335
3.00%, 11/1/32	247,544	239,605
2.50%, with due dates from 12/1/51 to 5/1/52	17,954,558	15,018,801
2.50%, with due dates from 7/1/36 to 7/1/37	3,777,983	3,542,519
2.00%, with due dates from 9/1/50 to 4/1/52	23,156,980	18,488,493
2.00%, with due dates from 5/1/36 to 6/1/36	2,182,721	1,990,127
1.50%, 11/1/41	2,638,277	2,168,258
1.50%, 7/1/36	2,039,491	1,810,074
Uniform Mortgage-Backed Securities
6.00%, TBA, 5/1/55	7,000,000	7,101,972
5.50%, TBA, 5/1/55	35,000,000	34,929,911
5.00%, TBA, 5/1/55	5,000,000	4,895,253
4.50%, TBA, 5/1/55	2,000,000	1,912,969
4.00%, TBA, 5/1/55	5,000,000	4,660,392
3.00%, TBA, 5/1/55	1,000,000	868,015
2.50%, TBA, 5/1/55	5,000,000	4,157,416

2
ESG Core Bond ETF

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (29.0%)* cont.	Principal amount	Value
U.S. Government Agency Mortgage Obligations cont.
Uniform Mortgage-Backed Securities
2.00%, TBA, 5/1/55	$9,000,000	$7,140,852
1.50%, TBA, 5/1/40	1,000,000	882,915
		155,054,072
Total U.S. government and agency mortgage obligations (cost $212,044,759)		$210,290,101
U.S. TREASURY OBLIGATIONS (34.2%)*	Principal amount	Value
U.S. Treasury Bonds
4.00%, 11/15/52	$27,500,000	$24,400,342
3.625%, 2/15/53	3,840,000	3,179,400
3.375%, 11/15/48	19,930,000	15,927,262
2.875%, 5/15/52	8,340,000	5,944,368
2.75%, 8/15/42 Ф	9,230,000	7,130,896
2.375%, 5/15/51	7,790,000	4,996,555
U.S. Treasury Notes
4.50%, 11/15/33	1,610,000	1,659,841
4.375%, 5/15/34	20,340,000	20,734,485
4.125%, 3/31/29	3,790,000	3,854,400
4.00%, 2/15/34	39,420,000	39,128,200
3.875%, 8/15/33	12,060,000	11,910,428
3.375%, 5/15/33	14,280,000	13,639,073
2.875%, 8/15/28	15,600,000	15,249,305
2.50%, 2/28/26	2,530,000	2,499,047
2.375%, 3/31/29	3,130,000	2,985,543
2.375%, 5/15/27	14,310,000	13,967,063
1.875%, 2/28/29	17,000,000	15,933,184
1.25%, 4/30/28	8,980,000	8,387,004
1.25%, 3/31/28	13,510,000	12,642,405
0.50%, 2/28/26	24,780,000	24,079,216
Total U.S. treasury obligations (cost $249,109,391)		$248,248,017
CORPORATE BONDS AND NOTES (29.5%)*	Principal amount	Value
Basic materials (0.8%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.80%, 11/15/30 (Germany)	$1,280,000	$1,280,776
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.58%, 7/15/29 (Germany)	132,000	133,296
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.415%, 7/15/27 (Germany)	433,000	436,899
Huntsman International, LLC sr. unsec. bonds 5.70%, 10/15/34	1,455,000	1,313,541
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	361,000	340,458
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	122,000	106,230
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	483,000	476,830
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	920,000	1,050,853
Weyerhaeuser Co. sr. unsec. unsub. bonds 3.375%, 3/9/33 R	849,000	751,770
		5,890,653
Capital goods (1.6%)
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26	27,000	26,963
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	1,027,000	1,001,533
Boeing Co. (The) sr. unsec. bonds 3.95%, 8/1/59	535,000	357,008
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30	797,000	731,853
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27	944,000	912,411
Boeing Co. (The) sr. unsec. unsub. notes 6.528%, 5/1/34	1,658,000	1,782,154
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. notes 5.125%, 9/25/27	1,430,000	1,446,510
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	413,000	430,287
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	693,000	659,114
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	740,000	737,851
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29	1,335,000	1,366,996
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28	1,109,000	1,072,348
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	1,349,000	1,354,534
		11,879,562

ESG Core Bond ETF
3

CORPORATE BONDS AND NOTES (29.5%)* cont.	Principal amount	Value
Communication services (2.8%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31 R	$661,000	$588,241
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R	2,751,000	2,548,928
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	366,000	272,843
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	56,000	55,929
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28 R	610,000	596,126
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27 R	605,000	591,813
Crown Castle, Inc. sr. unsec. notes 4.90%, 9/1/29 R	435,000	436,208
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	600,000	564,845
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	800,000	807,058
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)	1,056,000	965,663
Rogers Communications, Inc. unsec. sub. bonds 7.125%, 4/15/55 (Canada)	540,000	538,389
Rogers Communications, Inc. unsec. sub. bonds 7.00%, 4/15/55 (Canada)	1,080,000	1,088,719
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	3,802,000	4,067,622
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	3,122,000	3,013,431
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	605,000	598,615
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 3.30%, 2/15/51	1,947,000	1,280,273
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29	590,000	562,469
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.05%, 2/15/28	655,000	616,057
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	870,000	990,782
		20,184,011
Consumer cyclicals (2.8%)
7-Eleven, Inc. 144A sr. unsec. notes 1.30%, 2/10/28	1,870,000	1,710,090
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	445,000	435,889
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	750,000	693,614
Brunswick Corp. sr. unsec. unsub. notes 2.40%, 8/18/31	1,003,000	818,332
Brunswick Corp./DE sr. unsec. bonds 5.10%, 4/1/52	845,000	628,358
Carnival Corp. 144A company guaranty sr. sub. notes 4.00%, 8/1/28	2,293,000	2,188,542
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/15/30	126,000	125,203
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.50%, 10/15/35	1,080,000	1,081,866
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.00%, 10/15/34	1,695,000	1,646,311
Dick’s Sporting Goods, Inc. sr. unsec. bonds 4.10%, 1/15/52	645,000	442,480
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	356,000	341,300
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54	408,000	387,774
Hyatt Hotels Corp. sr. unsec. notes 5.375%, 12/15/31	395,000	392,905
Hyatt Hotels Corp. sr. unsec. notes 5.25%, 6/30/29	585,000	587,164
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)	635,000	663,439
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	521,000	545,117
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	186,000	187,058
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	221,000	222,808
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31	361,000	316,349
Las Vegas Sands Corp. sr. unsec. unsub. notes 3.50%, 8/18/26	343,000	335,598
Moody’s Corp. sr. unsec. notes 3.25%, 1/15/28	478,000	467,393
Netflix, Inc. sr. unsec. bonds 5.40%, 8/15/54	255,000	247,657
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	1,502,000	1,564,807
Paramount Global sr. unsec. notes 4.95%, 1/15/31	1,350,000	1,306,533
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	483,000	466,464
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	478,000	442,388
Tapestry, Inc. sr. unsec. bonds 5.50%, 3/11/35	541,000	527,157
Tapestry, Inc. sr. unsec. bonds 3.05%, 3/15/32	208,000	180,113
Tapestry, Inc. sr. unsec. notes 5.10%, 3/11/30	444,000	446,054
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29	635,000	608,672
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28	112,000	111,006
		20,118,441
Consumer staples (1.3%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. bonds 5.95%, 10/15/33	570,000	576,995
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	675,000	669,757
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 144A company guaranty sr. unsec. sub. bonds 5.95%, 4/20/35	2,250,000	2,317,677
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	1,268,000	1,284,024

4
ESG Core Bond ETF

CORPORATE BONDS AND NOTES (29.5%)* cont.	Principal amount	Value
Consumer staples cont.
Mars, Inc. 144A sr. unsec. bonds 5.80%, 5/1/65	$220,000	$217,016
Mars, Inc. 144A sr. unsec. sub. bonds 5.70%, 5/1/55	345,000	340,317
Mars, Inc. 144A sr. unsec. sub. bonds 5.65%, 5/1/45	425,000	422,367
Mars, Inc. 144A sr. unsec. sub. notes 5.20%, 3/1/35	465,000	467,022
Mars, Inc. 144A sr. unsec. sub. notes 5.00%, 3/1/32	355,000	358,021
Mars, Inc. 144A sr. unsec. unsub. notes 4.65%, 4/20/31	209,000	210,732
Philip Morris International, Inc. sr. unsec. unsub. notes 4.75%, 11/1/31	1,935,000	1,942,851
Philip Morris International, Inc. sr. unsec. unsub. notes 4.375%, 4/30/30	580,000	576,694
Pilgrim’s Pride Corp. company guaranty sr. unsec. notes 3.50%, 3/1/32	285,000	253,172
		9,636,645
Energy (1.9%)
Aker BP ASA 144A sr. unsec. bonds 5.80%, 10/1/54 (Norway)	547,000	479,275
Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 7.20%, 1/15/32 (Canada)	840,000	913,719
Canadian Natural Resources, Ltd. 144A sr. unsec. notes 5.00%, 12/15/29 (Canada)	271,000	270,285
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	615,000	601,086
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	1,073,000	942,495
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	420,000	428,426
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	400,000	418,537
DT Midstream, Inc. 144A sr. bonds 5.80%, 12/15/34	970,000	961,916
Eastern Energy Gas Holdings, LLC sr. unsec. unsub. bonds 5.65%, 10/15/54	286,000	269,521
Eastern Energy Gas Holdings, LLC sr. unsec. unsub. notes 5.80%, 1/15/35	744,000	768,482
ONEOK, Inc. company guaranty sr. unsec. notes 4.75%, 10/15/31	825,000	805,082
ONEOK, Inc. company guaranty sr. unsec. sub. bonds 6.05%, 9/1/33	465,000	477,311
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	361,000	375,118
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	168,000	165,701
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	2,217,000	2,258,723
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	830,000	829,927
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	392,000	381,458
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	1,690,000	1,692,138
Williams Cos., Inc. (The) sr. unsec. sub. bonds 5.60%, 3/15/35	664,000	670,074
		13,709,274
Financials (10.4%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	1,795,000	1,586,779
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 4.875%, 4/1/28 (Ireland)	485,000	487,990
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 4.625%, 9/10/29 (Ireland)	150,000	148,928
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	727,000	726,886
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	744,000	699,650
Aircastle, Ltd./Aircastle Ireland DAC 144A sr. unsec. notes 5.25%, 3/15/30	490,000	486,068
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	244,000	270,345
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	720,000	740,176
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	839,000	832,547
Arthur J Gallagher & Co. sr. unsec. notes 4.85%, 12/15/29	455,000	460,910
Athene Global Funding 144A notes 5.526%, 7/11/31	1,000,000	1,016,666
Athene Global Funding 144A notes 5.322%, 11/13/31	635,000	634,312
Athene Holding, Ltd. sr. unsec. bonds 6.25%, 4/1/54	295,000	286,291
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	342,000	346,674
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	765,000	663,066
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29	845,000	853,483
Aviation Capital Group, LLC 144A sr. unsec. unsub. notes 5.125%, 4/10/30	990,000	980,294
Banco Santander SA unsec. sub. bonds 6.921%, 8/8/33 (Spain)	400,000	425,591
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	1,610,000	1,612,081
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	727,000	658,255
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	2,125,000	1,895,529
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	4,698,000	4,674,237
Bank of America Corp. unsec. sub. notes Ser. MTN, 5.425%, 8/15/35	1,165,000	1,140,701
Barclays PLC sr. unsec. unsub. notes 5.367%, 2/25/31 (United Kingdom)	840,000	851,532

ESG Core Bond ETF
5

CORPORATE BONDS AND NOTES (29.5%)* cont.	Principal amount	Value
Financials cont.
Blackstone Private Credit Fund sr. unsec. unsub. notes 3.25%, 3/15/27	$513,000	$494,360
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)	1,105,000	1,098,257
BPCE SA 144A unsec. sub. FRB 3.648%, 1/14/37 (France)	790,000	679,534
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34	465,000	459,430
CNO Global Funding 144A notes 4.95%, 9/9/29	956,000	958,164
CNO Global Funding 144A notes 2.65%, 1/6/29	773,000	718,722
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)	875,000	893,216
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	535,000	471,266
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	483,000	468,390
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27 R	188,000	184,901
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 6.50%, 6/4/29	585,000	596,538
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	605,000	609,815
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	483,000	285,176
Fifth Third Bancorp sr. unsec. notes 4.895%, 9/6/30	185,000	184,617
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	590,000	618,862
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	3,060,000	3,159,084
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27	1,000,000	959,247
General Motors Financial Co., Inc. sr. sub. notes 5.80%, 1/7/29	570,000	581,929
General Motors Financial Co., Inc. sr. unsec. notes 4.90%, 10/6/29	412,000	405,404
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33 R	845,000	891,663
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26 R	488,000	487,078
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	183,000	175,371
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	1,343,000	1,330,503
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	730,000	744,929
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	1,683,000	1,379,653
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	132,000	132,324
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	800,000	715,926
Jane Street Group/JSG Finance, Inc. 144A sr. notes 6.75%, 5/1/33	960,000	965,242
Jefferies Financial Group, Inc. sr. unsec. notes 6.20%, 4/14/34	1,285,000	1,302,954
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 5.585%, 5/15/47	361,000	318,711
JPMorgan Chase & Co. sr. unsec. notes 5.14%, 1/24/31	1,128,000	1,152,325
JPMorgan Chase & Co. sr. unsec. unsub. bonds 5.502%, 1/24/36	442,000	449,889
JPMorgan Chase & Co. sr. unsec. unsub. FRN 4.323%, 4/26/28	3,147,000	3,143,899
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	361,000	372,496
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	6,137,000	5,612,147
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	861,000	832,632
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	895,000	623,667
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	393,000	417,884
LPL Holdings, Inc. company guaranty sr. unsec. notes 5.20%, 3/15/30	784,000	791,857
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)	608,000	625,047
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 5.15%, 3/17/30 (United Kingdom)	488,000	479,377
Metropolitan Life Global Funding I 144A sr. notes 2.95%, 4/9/30	960,000	890,258
Metropolitan Life Insurance Co. 144A unsec. sub. notes 7.80%, 11/1/25	570,000	579,147
Morgan Stanley sr. unsec. notes 4.994%, 4/12/29	1,445,000	1,464,960
Morgan Stanley sr. unsec. sub. bonds 5.942%, 2/7/39	580,000	584,158
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	3,467,000	3,462,185
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	116,000	119,161
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	2,212,000	2,094,661
Prologis LP sr. unsec. unsub. bonds 5.00%, 3/15/34 R	845,000	837,648
Truist Bank unsec. sub. FRN Ser. BKNT, 4.632%, 9/17/29	475,000	465,092
Truist Financial Corp. sr. unsec. unsub. bonds Ser. MTN, 5.711%, 1/24/35	765,000	778,527
U.S. Bancorp unsec. sub. FRB 2.491%, 11/3/36	722,000	597,717
UBS Group AG 144A sr. unsec. FRB 9.016%, 11/15/33 (Switzerland)	1,000,000	1,222,492
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	250,000	243,609
VICI Properties LP sr. unsec. unsub. bonds 5.75%, 4/1/34 R	225,000	226,417
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R	1,098,000	1,099,235
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 4.50%, 1/15/28 R	810,000	797,774
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.875%, 2/15/29 R	785,000	752,525
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R	122,000	119,858
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	239,000	212,777
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	239,000	174,420
		75,974,098

6
ESG Core Bond ETF

CORPORATE BONDS AND NOTES (29.5%)* cont.	Principal amount	Value
Health care (1.6%)
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	$565,000	$537,818
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	504,000	484,085
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	949,000	976,282
Centene Corp. sr. unsec. sub. notes 2.625%, 8/1/31	870,000	735,498
CVS Health Corp. jr. unsec. sub. bonds 7.00%, 3/10/55	315,000	319,425
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	1,133,000	1,022,366
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29	960,000	967,238
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	488,000	487,123
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54	600,000	571,138
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34	455,000	457,530
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	210,000	190,561
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	605,000	623,309
Icon Investments Six DAC company guaranty sr. notes 5.849%, 5/8/29 (Ireland)	200,000	204,895
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)	425,000	433,610
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26	469,000	469,218
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	550,000	509,730
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	538,000	531,451
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	857,000	863,887
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37	170,000	179,243
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	966,000	858,207
		11,422,614
Technology (2.2%)
Analog Devices, Inc. sr. unsec. notes 5.05%, 4/1/34	700,000	708,970
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	600,000	595,952
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	361,000	351,984
Broadcom, Inc. company guaranty sr. unsec. sub. notes 5.00%, 4/15/30	1,093,000	1,111,549
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/29	755,000	770,003
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	1,008,000	965,838
Flex, Ltd. sr. unsec. notes 5.25%, 1/15/32	789,000	775,695
Foundry JV Holdco, LLC 144A sr. notes 5.90%, 1/25/33	390,000	398,117
Foundry JV Holdco, LLC 144A sr. notes 5.50%, 1/25/31	255,000	258,416
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	1,025,000	944,512
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	110,000	103,283
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.60%, 10/15/54	529,000	488,399
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.00%, 10/15/34	265,000	255,945
Hewlett Packard Enterprise Co. sr. unsec. notes 4.85%, 10/15/31	530,000	523,795
Hewlett Packard Enterprise Co. sr. unsec. notes 4.55%, 10/15/29	456,000	451,880
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33	582,000	602,633
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	583,000	603,520
Meta Platforms, Inc. sr. unsec. bonds 5.40%, 8/15/54	2,345,000	2,258,337
Microsoft Corp. sr. unsec. unsub. bonds 3.50%, 2/12/35	610,000	567,801
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	1,177,000	1,088,637
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	727,000	556,021
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31	483,000	434,734
Synopsys, Inc. sr. unsec. bonds 5.70%, 4/1/55	65,000	62,879
Synopsys, Inc. sr. unsec. bonds 5.15%, 4/1/35	860,000	862,168
		15,741,068
Transportation (0.3%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	1,285,000	1,280,391
Ryder System, Inc. sr. unsec. unsub. notes 4.95%, 9/1/29	860,000	867,174
		2,147,565
Utilities and power (3.8%)
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	854,000	885,169
Constellation Energy Generation, LLC sr. unsec. bonds 5.75%, 3/15/54	700,000	662,042
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	1,365,000	1,410,620
DTE Energy Co. sr. unsec. unsub. notes 5.85%, 6/1/34	618,000	637,379
Duke Energy Corp. sr. unsec. bonds 5.80%, 6/15/54	708,000	679,249
Duke Energy Corp. sr. unsec. notes 5.45%, 6/15/34	992,000	1,009,075
Duke Energy Corp. sr. unsec. notes 4.85%, 1/5/29	100,000	101,394
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	417,000	408,886

ESG Core Bond ETF
7

CORPORATE BONDS AND NOTES (29.5%)* cont.	Principal amount	Value
Utilities and power cont.
Electricite De France SA 144A sr. unsec. notes 5.75%, 1/13/35 (France)	$190,000	$193,850
Electricite De France SA 144A sr. unsec. notes 5.65%, 4/22/29 (France)	700,000	728,280
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	900,000	854,829
Exelon Corp. sr. unsec. unsub. bonds 5.625%, 6/15/35	685,000	692,164
Exelon Corp. sr. unsec. unsub. notes 5.15%, 3/15/29	1,345,000	1,375,620
FirstEnergy Transmission, LLC sr. unsec. notes 4.55%, 1/15/30	460,000	455,716
Florida Power & Light Co. sr. bonds 3.95%, 3/1/48	854,000	671,690
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34	530,000	535,413
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	715,000	713,642
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	910,000	1,032,742
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. bonds 5.90%, 3/15/55	385,000	375,577
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.30%, 3/15/32	1,275,000	1,301,862
NiSource, Inc. sr. unsec. unsub. notes 5.20%, 7/1/29	925,000	946,132
Northern States Power Co./MN sr. notes 5.05%, 5/15/35	415,000	416,589
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	1,255,000	1,231,998
Oncor Electric Delivery Co., LLC sr. bonds 4.95%, 9/15/52	1,060,000	935,466
Pacific Gas and Electric Co. sr. bonds 6.95%, 3/15/34	145,000	155,628
Pacific Gas and Electric Co. sr. bonds 6.75%, 1/15/53	710,000	715,814
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	500,000	507,069
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	500,000	403,353
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29	340,000	345,667
Pacific Gas and Electric Co. sr. notes 3.30%, 12/1/27	500,000	482,263
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	445,000	420,789
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	380,000	382,770
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	695,000	719,151
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	115,000	119,398
Southern Co. Gas Capital Corp. company guaranty sr. unsec. unsub. notes 4.95%, 9/15/34	520,000	505,643
Virginia Electric and Power Co. sr. unsec. unsub. notes 5.05%, 8/15/34	725,000	717,849
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.70%, 1/30/27	2,495,000	2,452,542
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33	129,000	138,611
Xcel Energy, Inc. sr. unsec. bonds 5.60%, 4/15/35	1,155,000	1,166,956
		27,488,887
Total corporate bonds and notes (cost $212,522,829)		$214,192,818
MORTGAGE-BACKED SECURITIES (5.1%)*	Principal amount	Value
Commercial mortgage-backed securities (5.1%)
Banc of America Commercial Mortgage Trust Ser. 15-UBS7, Class AS, 3.989%, 9/15/48 W	$618,000	$613,525
BANK FRB Ser. 20-BN28, Class XA, IO, 1.875%, 3/15/63 W	10,212,851	770,206
Barclays Commercial Mortgage Trust Ser. 19-C5, Class C, 3.71%, 11/15/52	1,344,000	1,175,506
Benchmark Mortgage Trust
Ser. 18-B6, Class AS, 4.441%, 10/10/51	2,211,000	2,102,078
FRB Ser. 20-B20, Class XA, IO, 1.695%, 10/15/53 W	9,730,314	533,162
FRB Ser. 20-B21, Class XA, IO, 1.527%, 12/17/53 W	19,761,549	1,176,549
CD Commercial Mortgage Trust Ser. 17-CD4, Class B, 3.947%, 5/10/50 W	844,000	794,181
CD Mortgage Trust Ser. 18-CD7, Class A4, 4.279%, 8/15/51	672,000	663,951
Citigroup Commercial Mortgage Trust
FRB Ser. 16-P6, Class B, 4.294%, 12/10/49 W	1,216,000	1,108,157
Ser. 16-P6, Class A5, 3.72%, 12/10/49 W	501,000	488,458
Ser. 16-P4, Class AS, 3.075%, 7/10/49	2,394,000	2,297,148
COMM Mortgage Trust
FRB Ser. 17-COR2, Class C, 4.74%, 9/10/50 W	578,000	546,896
FRB Ser. 15-CR26, Class B, 4.636%, 10/10/48 W	1,170,000	1,147,147
Ser. 18-COR3, Class AM, 4.497%, 5/10/51 W	42,000	39,434
FRB Ser. 14-CR15, Class B, 4.021%, 2/10/47 W	344,534	330,945
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48 W	1,002,000	989,267
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C2, Class B, 4.208%, 6/15/57 W	740,000	721,362
Ser. 16-C6, Class AS, 3.346%, 1/15/49	534,000	516,196
FRB Ser. 20-C19, Class XA, IO, 1.207%, 3/15/53 W	969,499	38,388
FRB Ser. 19-C15, Class XA, IO, 1.156%, 3/15/52 W	13,978,417	420,293

8
ESG Core Bond ETF

MORTGAGE-BACKED SECURITIES (5.1%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
CSMC Trust FRB Ser. 16-NXSR, Class AS, 4.049%, 12/15/49 W	$708,000	$683,794
FREMF Mortgage Trust 144A FRB Ser. 15-K51, Class B, 4.095%, 10/25/48 W	1,031,000	1,023,653
JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C23, Class B, 4.70%, 9/15/47 W	1,628,645	1,575,044
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-C10, Class C, 4.232%, 12/15/47 W	103,330	97,886
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C25, Class B, 4.669%, 10/15/48 W	3,074,000	3,005,970
Ser. 16-C32, Class AS, 3.994%, 12/15/49 W	1,504,000	1,471,944
Ser. 15-C22, Class B, 3.883%, 4/15/48 W	823,000	785,982
Ser. 13-C9, Class B, 3.708%, 5/15/46 W	848,148	800,333
Morgan Stanley Capital I Trust
FRB Ser. 18-L1, Class C, 4.939%, 10/15/51 W	1,265,000	1,158,993
Ser. 16-UB12, Class AS, 3.778%, 12/15/49 W	1,227,000	1,166,094
UBS Commercial Mortgage Trust
Ser. 18-C14, Class A4, 4.448%, 12/15/51	756,000	744,171
Ser. 17-C1, Class A4, 3.46%, 6/15/50	852,000	828,749
Wells Fargo Commercial Mortgage Trust
Ser. 19-C49, Class B, 4.546%, 3/15/52	2,118,000	2,043,281
FRB Ser. 20-C57, Class C, 4.157%, 8/15/53 W	29,000	26,035
Ser. 15-LC20, Class C, 4.056%, 4/15/50 W	678,211	651,076
Ser. 15-C31, Class AS, 4.049%, 11/15/48	796,000	787,735
Ser. 17-C39, Class B, 4.025%, 9/15/50	1,870,000	1,771,046
FRB Ser. 20-C56, Class B, 3.728%, 6/15/53 W	1,304,000	1,172,318
FRB Ser. 25-5C3, Class XA, IO, 1.049%, 1/15/58 W	10,603,195	367,599
WF-RBS Commercial Mortgage Trust Ser. 13-C11, Class B, 3.714%, 3/15/45 W	588,228	579,227
		37,213,779
Total mortgage-backed securities (cost $35,267,294)		$37,213,779
ASSET-BACKED SECURITIES (5.1%)*	Principal amount	Value
CarMax Auto Owner Trust
Ser. 24-3, Class A3, 4.89%, 7/16/29	$1,320,000	$1,334,939
Ser. 25-2, Class A2A, 4.59%, 7/17/28	1,750,000	1,752,141
Chase Auto Owner Trust 144A Ser. 24-3A, Class A3, 5.22%, 7/25/29	4,328,000	4,387,061
Ford Credit Auto Owner Trust Ser. 24-B, Class A3, 5.10%, 4/15/29	4,311,000	4,371,955
GM Financial Consumer Automobile Receivables Trust
Ser. 24-1, Class A3, 4.85%, 12/18/28	1,249,000	1,256,808
Ser. 23-1, Class A3, 4.66%, 2/16/28	2,447,826	2,449,714
Harley-Davidson Motorcycle Trust Ser. 24-B, Class A3, 4.31%, 7/16/29	2,298,000	2,302,943
Honda Auto Receivables Owner Trust
Ser. 23-1, Class A3, 5.04%, 4/21/27	1,790,699	1,795,181
Ser. 23-2, Class A3, 4.93%, 11/15/27	971,000	974,476
Hyundai Auto Receivables Trust
Ser. 23-B, Class A3, 5.48%, 4/17/28	4,221,882	4,251,347
Ser. 23-A, Class A3, 4.58%, 4/15/27	2,863,199	2,861,474
Station Place Securitization Trust 144A
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 5.223%, 8/4/25	1,900,000	1,899,065
FRB Ser. 24-10, Class A, (CME Term SOFR 1 Month + 0.90%), 5.222%, 10/27/25	2,350,000	2,358,233
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 5.219%, 6/22/25	1,950,000	1,951,639
Tesla Auto Lease Trust 144A Ser. 23-A, Class A3, 5.89%, 6/22/26	790,707	792,195
Toyota Auto Receivables Owner Trust Ser. 22-C, Class A3, 3.76%, 4/15/27	2,196,524	2,187,835
Total asset-backed securities (cost $36,700,360)		$36,927,006
INVESTMENT COMPANIES (1.6%)*	Shares	Value
Franklin Ultra Short Bond ETF Ω	450,580	$11,257,741
Total investment companies (cost $11,206,017)		$11,257,741
SHORT-TERM INVESTMENTS (5.6%)*	Shares	Value
Putnam Government Money Market Fund Class P 4.10% L	40,880,678	$40,880,678
Total short-term investments (cost $40,880,678)		$40,880,678
TOTAL INVESTMENTS
Total investments (cost $797,731,328)	$799,010,140

ESG Core Bond ETF
9

Key to holding’s abbreviations
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IO	Interest Only
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from May 1, 2024 through April 30, 2025 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $725,837,806.
Ω	Affiliated company. Transactions during the period with any company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities (Note 5).
Ф	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $708,233 and is included in Investments in securities on the Statement of assets and liabilities (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.
ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$36,927,006	$—
Corporate bonds and notes	—	214,192,818	—
Investment companies	11,257,741	—	—
Mortgage-backed securities	—	37,213,779	—
U.S. government and agency mortgage obligations	—	210,290,101	—
U.S. treasury obligations	—	248,248,017	—
Short-term investments	40,880,678	—	—
Totals by level	$52,138,419	$746,871,721	$—

The accompanying notes are an integral part of these financial statements.

10
ESG Core Bond ETF

Financial statements

Statement of assets and liabilities

4/30/25

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $745,644,633)	$746,871,721
Affiliated issuers (identified cost $52,086,695) (Note 5)	52,138,419
Cash	122
Dividends, interest and other receivables	6,093,892
Receivable for shares of the fund sold	2,435,694
Receivable for investments sold	1,069,362
Total assets	808,609,210

LIABILITIES
Payable for investments purchased	3,231,184
Payable for purchases of TBA securities (Note 1)	79,343,695
Payable for compensation of Manager (Note 2)	196,525
Total liabilities	82,771,404
Net assets	$725,837,806

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$729,121,267
Total distributable earnings (Note 1)	(3,283,461)
Total — Representing net assets applicable to capital shares outstanding	$725,837,806

COMPUTATION OF NET ASSET VALUE
Net asset value per share ($725,837,806 divided by 14,900,000 shares)	$48.71

The accompanying notes are an integral part of these financial statements.

ESG Core Bond ETF	11

Statement of operations

Year ended 4/30/25

Investment income
Interest	$29,827,581
Dividends (including dividend income of $1,516,028 from investments in affiliated issuers) (Note 5)	1,516,028
Total investment income	31,343,609

EXPENSES
Compensation of Manager (Note 2)	2,322,361
Fees waived and reimbursed by Manager (Note 2)	(88,755)
Total expenses	2,233,606
Net expenses	2,233,606
Net investment income	29,110,003

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(1,064,664)
Total net realized loss	(1,064,664)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	20,033,664
Securities from affiliated issuers (Note 5)	51,724
Total change in net unrealized appreciation	20,085,388
Net gain on investments	19,020,724
Net increase in net assets resulting from operations	$48,130,727

The accompanying notes are an integral part of these financial statements.

12	ESG Core Bond ETF

Statement of changes in net assets

	Year ended 4/30/25	Year ended 4/30/24
Increase in net assets
Operations
Net investment income	$29,110,003	$20,634,476
Net realized loss on investments	(1,064,664)	(3,919,960)
Change in net unrealized appreciation (depreciation) of investments	20,085,388	(22,954,536)
Net increase (decrease) in net assets resulting from operations	48,130,727	(6,240,020)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income	(28,792,378)	(21,552,316)
Net realized short-term gain on investments	—	(229,680)
Proceeds from shares sold (Note 4)	189,861,677	155,518,713
Decrease from shares redeemed (Note 4)	(32,733,019)	(45,112,050)
Other capital (Note 4)	445,019	396,560
Total increase in net assets	176,912,026	82,781,207
Net assets
Beginning of year	548,925,780	466,144,573
End of year	$725,837,806	$548,925,780
NUMBER OF FUND SHARES
Shares outstanding at beginning of year	11,675,000	9,375,000
Shares sold (Note 4)	3,900,000	3,225,000
Shares redeemed (Note 4)	(675,000)	(925,000)
Shares outstanding at end of year	14,900,000	11,675,000

The accompanying notes are an integral part of these financial statements.

ESG Core Bond ETF	13

Financial highlights

(For a common share outstanding throughout the period)

PER-SHARE OPERATING PERFORMANCE
	Year ended 4/30/25	Year ended 4/30/24	For the period 1/19/23 (commencement of operations) to 4/30/23
Net asset value, beginning of period	$47.02	$49.72	$50.00
Investment operations:
Net investment income (loss)[a]	2.13	2.08	.55
Net realized and unrealized gain (loss) on investments	1.63	(2.63)	(.59)
Total from investment operations	3.76	(.55)	(.04)
Less distributions:
From net investment income	(2.10)	(2.17)	(.30)
From net realized gain on investments	—	(.02)	—
Total distributions	(2.10)	(2.19)	(.30)
Other capital	.03	.04	.06
Net asset value, end of period	$48.71	$47.02	$49.72
Total return at net asset value (%)[b]	8.19	(1.02)	0.04*
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$725,838	$548,926	$466,145
Ratio of expenses to average net assets (%)[c,d]	.34 [e]	.34	.10 *
Ratio of net investment income (loss) to average net assets (%)[d]	4.39 [e]	4.34	1.12*
Portfolio turnover (%)[g]	237	166	3 *f
*	Not annualized.
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment.
[c]	Excludes acquired fund fees and expenses, if any.
[d]	Reflects waivers of certain fund expenses in connection with investments in Putnam Government Money Market Fund during the period. As a result of such waivers, the expenses of the fund reflect a reduction of the following amounts (Notes 2 and 5):
Percentage of average netassets
April 30, 2025	0.01%
April 30, 2024	0.01
April 30, 2023	<0.01
[e]	Reflects a waiver of certain fund expenses in connection with investments in Franklin Ultra Short Bond ETF during the period. As a result of such waiver, the expenses of the fund reflect a reduction of less than 0.01% as a percentage of average net assets (Notes 2 and 5).
[f]	Portfolio turnover excludes securities received or delivered in-kind.
[g]	Portfolio turnover includes TBA purchase and sale commitments.

The accompanying notes are an integral part of these financial statements.

14
ESG Core Bond ETF

Notes to financial statements 4/30/25

Unless otherwise noted, the “reporting period” represents the period from May 1, 2024 through April 30, 2025. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
ESG	Environmental, social and/or corporate governance
ETF	Exchange-traded fund
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods on or after July 15, 2024
Franklin Templeton	Franklin Resources, Inc.
FTIML	Franklin Templeton Investment Management Limited
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods prior to July 15, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam ESG Core Bond ETF (the fund) is a diversified, open-end series of Putnam ETF Trust (the Trust), a Delaware statutory trust organized under the 1940 Act. The fund is an actively managed ETF. The fund’s investment objective is to seek high current income consistent with what Franklin Advisers believes to be prudent risk. The fund invests mainly in a diversified portfolio of investment-grade fixed-income securities with a focus on companies or issuers that Franklin Advisers, the fund’s investment manager, believes meet relevant ESG criteria on a sector-specific basis.

The fund invests mainly in bonds of governments and private companies located in the United States that are investment-grade in quality with intermediate- to long-term maturities (three years or longer). Investment-grade securities are rated at least BBB or its equivalent at the time of purchase by a nationally recognized securities rating agency, or are unrated investments that Franklin Advisers believes are of comparable quality. Franklin Advisers may also invest in below-investment-grade investments. However, Franklin Advisers will not invest in securities that are rated lower than B or its equivalent by each rating agency rating the investment, or are unrated securities that it believes are of comparable quality. The fund will not necessarily sell an investment if its rating is reduced (or increased) after purchase. The fund may also invest in foreign fixed income investments, although foreign investments do not represent a primary focus of the fund.

The fund may consider, among other factors, a company’s or issuer’s ESG criteria (as described below), credit, interest rate, liquidity and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

Under normal circumstances, the fund invests at least 80% of the value of its net assets in fixed-income securities that meet Franklin Advisers’ ESG criteria. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. Franklin Advisers may not apply ESG criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet Franklin Advisers’ ESG criteria.

In evaluating investments for the fund, Franklin Advisers identifies relevant ESG criteria on a sector-specific basis using an internally developed materiality map, which is informed by the ESG issues identified by the Sustainability Accounting Standards Board as material to companies or issuers within a particular industry. A materiality map provides a guide to understanding which ESG criteria are more or less important for a given sector or subsector; it includes those ESG criteria that may be reasonably likely to influence investment decision-making. Franklin Advisers constructs the materiality map by evaluating the significance of specified ESG criteria (i.e., board structure and composition, diversity, equity and inclusion, or climate change risk, among others) in specific industries (i.e., consumer, healthcare, financials, etc.), subsectors, or countries. Franklin Advisers then categorizes the relevance of each ESG criteria for each industry, subsector, or country. As part of this analysis, Franklin Advisers may utilize metrics and information such as emissions data, carbon intensity, sources of energy used for operations, water use and re-use, water generation, waste diversion from landfill, employee safety and diversity data, supplier audits, product safety, board composition, and incentive compensation structures. After evaluating these criteria, Franklin Advisers will assign each company or issuer, as applicable, a proprietary ESG rating ranging from 1 to 4 (1 indicating the highest (best) ESG rating and 4 indicating the lowest (worst) ESG rating). In order to meet Franklin Advisers’ ESG criteria for purposes of the above-referenced non-fundamental investment policy, a company or issuer must be rated 2 or 1 by Franklin Advisers. While Franklin Advisers may consider independent third-party data as a part of its analytical process, the portfolio management team performs its own independent analysis of issuers and does not rely solely on third-party screens.

The fund’s approach to ESG investing incorporates fundamental research together with consideration of ESG criteria which may include, but are not limited to, those included in the following descriptions. Environmental criteria include, for example, a company’s or issuer’s carbon intensity and use of resources like water or minerals. ESG measures in this area might include plans to reduce waste, increase recycling, raise the proportion of energy supply from renewable sources, or improve product design to be less resource intensive. Social criteria include, for example, labor practices and supply chain management. ESG measures in this area might include programs to improve employee well-being, commitment to workplace equality and diversity, or improved stewardship of supplier relationships and working conditions. Corporate governance criteria include, for example, board composition and executive compensation, as well as bondholders’ rights. ESG measures in this area might include improvements in board independence or diversity, or alignment of management incentives with the company’s or issuer’s strategic ESG objectives.

Franklin Advisers uses a sector-specific approach in evaluating investments. In the corporate credit sector, Franklin Advisers combines fundamental analysis with relevant ESG insights with a forward-looking perspective. Franklin Advisers believes that this approach contributes to a more nuanced assessment of an issuer’s credit profile which offers potential opportunity to limit tail risk in credit portfolios (i.e., the risk that the price of a portfolio may decrease by more than three standard deviations from its current price) and ratings volatility. Franklin Advisers believes that securitized debt instruments present unique challenges in applying ESG criteria due to the presence of various asset types, counterparties involved, and the complex structure of the securitized debt market along with a lack of available ESG-related data. In evaluating securitized debt instruments for potential investment, Franklin Advisers takes a broad approach, analyzing both the terms of the transaction, including the asset type being securitized and structure of securitization, as well as key counterparties. Opportunities are analyzed at the asset level within each securitization and each subsector to identify assets that meet relevant ESG thresholds. Additionally, in evaluating securitized debt instruments, Franklin Advisers analyzes relevant ESG criteria regarding the originator, servicers, or other relevant counterparties. In the sovereign debt sector, Franklin Advisers uses quantitative modeling and fundamental research to evaluate countries across a variety of ESG criteria (i.e., natural resource dependence and level of public corruption) and non-ESG criteria (i.e., global economic conditions, market valuations and technicals). Franklin Advisers believes that sovereign issuers with better ESG scores generally benefit from lower borrowing costs and that ESG criteria may influence the perception of the credit risk of a country’s debt. Countries are evaluated both on current ESG metrics and the extent of recent progress.

Franklin Advisers evaluates ESG considerations using independent third-party data (where available), and also uses company or issuer disclosures and public data sources. Franklin Advisers believes that ESG considerations are best analyzed in combination with a company’s or issuer’s fundamentals, including a company’s or issuer’s industry, location, strategic position, and key relationships.

In addition to bonds, the fund may also invest in other fixed-income instruments. In addition to the main investment strategies described above, the fund may make other types of investments, such as assignments of and participations in fixed and floating rate bank loans, investments in hybrid and structured bonds and notes, and preferred securities that would be characterized as debt securities under applicable accounting standards and tax laws. The fund may also use derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve

ESG Core Bond ETF
15

future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, transfer agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts of the State of Delaware.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price” (prior to July 22, 2024, the most recent bid price was used), and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. When reliable prices are not readily available for equity securities, such as when the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, on certain days the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This may include using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. These securities, which would generally be classified as level 1 securities, will be transferred to Level 2 on the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed

16
ESG Core Bond ETF

to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

Lines of credit Effective January 31, 2025, the fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers) managed by an affiliate of Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the fund shall, in addition to interest charged on any borrowings made by the fund and other costs incurred by the fund, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in Other expenses in the Statements of operations. During the reporting period, the fund did not use the Global Credit Facility.

Prior to January 31, 2025, the fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the fund based on the fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior periods remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At April 30, 2025, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$3,307,675	$854,297	$4,161,972

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from losses on wash sale transactions. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund required no such reclassifications.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$8,794,446
Unrealized depreciation	(8,365,132)
Net unrealized appreciation	429,314
Undistributed ordinary income	449,197
Capital loss carryforward	(4,161,972)
Cost for federal income tax purposes	$798,580,826

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In connection with the transfer, the fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers.

In addition, Putnam Management transferred to Franklin Advisers the sub-management contract between Putnam Management and PIL in respect of the fund.

The fund pays its investment manager an annual all-inclusive management fee of 0.35% based on the fund’s average daily net assets computed and paid monthly. The management fee covers investment management services and all of the fund’s organizational and other operating expenses with certain exceptions, including but not limited to: payments under distribution plans, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.

The fund invests in Putnam Government Money Market Fund and Franklin Ultra Short Bond ETF, both of which are open-end management investment companies managed by Franklin Advisers. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund and Franklin Ultra Short Bond ETF with respect to assets invested by the fund in Putnam Government Money Market Fund and Franklin Ultra Short Bond ETF. During the reporting period, management fees paid were reduced by $83,546 and $5,209 relating to the fund’s investment in Putnam Government Money Market Fund and Franklin Ultra Short Bond ETF, respectively.

Effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor for the fund pursuant to a new sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of FTIML, Franklin Advisers (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from

ESG Core Bond ETF
17

time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers had engaged the services of PIL, Franklin Advisers (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the costs incurred by Franklin Templeton Services and is not an additional expense of the fund.

The fund has adopted a distribution and service plan pursuant to Rule 12b–1 under the 1940 Act that authorizes the fund to pay distribution fees in connection with the sale and distribution of its shares and service fees in connection with the provision of ongoing shareholder support services. No Rule 12b–1 fees are currently paid by the fund.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments and in-kind transactions, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$1,516,935,570	$1,367,190,006
U.S. government securities (Long-term)	275,729,920	254,142,664
Total	$1,792,665,490	$1,621,332,670

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

Shares of the fund are listed and traded on NYSE Arca, Inc., and individual fund shares may only be bought and sold in the secondary market through a broker or dealer at market price. These transactions, which do not involve the fund, are made at market prices that may vary throughout the day, rather than at net asset value (NAV). Shares of the fund may trade at a price greater than the fund’s NAV (premium) or less than the fund’s NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling fund shares in the secondary market (the “bid-ask spread”). The fund will issue and redeem shares in large blocks of 25,000 shares called “Creation Units” on a continuous basis, at NAV, with authorized participants who have entered into agreements with the fund’s distributor. The fund will generally issue and redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the fund specifies each day. The fund generally imposes a transaction fee on investors purchasing or redeeming Creation Units. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the fund for certain transaction costs and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in Other capital in the Statement of changes in net assets.

At the close of the reporting period, the Putnam Sustainable Retirement Funds owned 99.1% of the outstanding shares of the fund.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 4/30/24	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding at period end	Shares outstanding and fair value as of 4/30/25
Short-term investments
Putnam Government Money Market Fund Class P *	$37,207,637	$235,883,086	$232,210,045	$1,398,895	$—	$—	$—	40,880,678	$40,880,678
Total Short-term investments	37,207,637	235,883,086	232,210,045	1,398,895	—	—	—		40,880,678
Investment companies
Franklin Ultra Short Bond ETF †	—	11,206,017	—	117,133	—	—	51,724	450,580	11,257,741
Total Investment companies	$—	$11,206,017	$—	$117,133	$—	$—	$51,724		$11,257,741
Totals	$37,207,637	$247,089,103	$232,210,045	$1,516,028	$—	$—	$51,724		$52,138,419
* Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund (Note 2). There were no realized or unrealized gains or losses during the period.
† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Franklin Ultra Short Bond ETF with respect to assets invested by the fund in Franklin Ultra Short Bond ETF (Note 2).

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Investing in companies or issuers that exhibit a commitment to ESG factors may result in the fund investing in certain types of companies or issuers that underperform the market as a whole. In evaluating an investment opportunity, Franklin Advisers may make investment decisions based on information and data that is incomplete or inaccurate. Due to changes in the products or services of the companies and issuers in which the fund invests, the fund may temporarily hold securities that are inconsistent with its ESG investment criteria.

18
ESG Core Bond ETF

Note 7: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	BofA Securities, Inc.	Citigroup Global Markets, Inc.	Goldman Sachs International	JPMorgan Securities LLC	Morgan Stanley & Co. LLC	Total
Assets:
Total Assets	$—	$—	$—	$—	$—	$—
Liabilities:
Total Liabilities	$—	$—	$—	$—	$—	$—
Total Financial and Derivative Net Assets	$—	$—	$—	$—	$—	$—
Total collateral received (pledged) †##	$—	$—	$—	$—	$—
Net amount	$—	$—	$—	$—	$—
Controlled collateral received (including TBA commitments) **	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$(114,407)	$(120,633)	$(115,185)	$(193,013)	$(164,995)	$(708,233)
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

Note 8: Operating segments

The fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the fund’s financial position or results of operations.

The fund operates as a single operating segment, which is an investment portfolio. The fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. The fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

ESG Core Bond ETF
19

Federal tax information (Unaudited)

For the reporting period, the fund hereby designates $27,583,790, or the maximum amount allowable by law, as interest income eligible to be treated as Section 163(j) interest dividends.

20
ESG Core Bond ETF

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the fund.

Board approval of management and subadvisory agreements

Not applicable

ESG Core Bond ETF
21

© 2025 Franklin Templeton. All rights reserved.	39496-AFSOI 6/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s [principal/chief executive officer] and [principal/chief financial officer] have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934. .

(b)There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds and Franklin Templeton are filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith:

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam ETF Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: June 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: June 27, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: June 27, 2025